Commitments and Contingencies	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Notes to Financial Statements
Commitments and Contingencies

Note 5 – Commitments and Contingencies

Operating Leases

On September 27, 2007, the Company entered into a five (5) year non-cancelable operating lease for the coffee shop space starting on March 1, 2008 and expiring on February 29, 2013. Future minimum lease payments required under this non-cancelable operating lease were as follows:

Year ending March 31:

2013 (remainder of the year)	$8,610

$8,610

Note 5 – Commitments and Contingencies

Operating Leases

On September 27, 2007, the Company entered into a five (5) year non-cancelable operating lease for the coffee shop space commencing on March 1, 2008 and expiring on February 29, 2013. Future minimum lease payments required under this non-cancelable operating lease were as follows:

Year ending March 31:

2013	$11,839

$11,839